UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06062

THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Thai Capital Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2008 is filed herewith.

The Thai Capital Fund, Inc.

Portfolio of Investments

March 31, 2008 (unaudited)

COMMON STOCKS—96.60%

Shares		Value
Banks—25.62%
1,086,400	Bangkok Bank Public Co., Ltd.	4,668,033
948,600	Bank of Ayudhya Public Co., Ltd.	697,438
1,973,300	Kasikornbank Public Co., Ltd.	5,652,571
800,000	Krung Thai Bank Public Co., Ltd.	257,171
		11,275,213
Commerce—5.40%
288,400	BIG C Supercenter Public Co., Ltd.	445,192
2,877,200	CP ALL Public Co., Ltd.	952,388
4,884,800	Home Product Center Public Co., Ltd.	800,690
55,400	Siam Makro Public Co., Ltd.	176,328
		2,374,598
Communication—5.24%
603,000	Advanced Info Service Public Co., Ltd.	1,919,233
251,900	Interlink Communication Public Co., Ltd.	59,330
1,000,000	Shin Satellite Public Co., Ltd. *	327,829
		2,306,392
Construction—1.56%
76,800	The Siam Cement Public Co., Ltd.	523,101
1,486,100	Vanachai Group Public Co., Ltd.	162,711
		685,812
Energy—19.72%
154,700	Banpu Public Co., Ltd.	2,048,302
700,000	PTT Exploration and Production Public Co., Ltd.	3,364,228
280,000	PTT Public Co., Ltd.	2,816,148
200,900	Thai Oil Public Co., Ltd.	447,598
		8,676,276
Finance & Securities—2.24%
2,000,000	Thanachart Capital Public Co., Ltd.	986,670

Food & Beverage—1.56%
1,000,000	Minor International Public Co., Ltd.	537,895
70,000	S&P Syndicate Public Co., Ltd.	69,624
138,000	Serm Suk Public Co., Ltd.	80,818
		688,337
Health Care Services—3.24%
6,213,400	Bangkok Chain Hospital Public Co., Ltd.	1,423,876

Household Goods—0.29%
102,700	Modernform Group Public Co., Ltd.	129,115

Machinery—2.33%
3,758,000	C.I. Group Public Co., Ltd.	759,523
1,210,000	Unimit Engineering Public Co., Ltd.	265,733
		1,025,256
Media & Publishing—7.54%
3,451,579	Amarin Printing and Publishing Public Co., Ltd.	1,527,014
1,481,900	BEC World Public Co., Ltd.	1,344,232
500,000	MCOT Public Co., Ltd.	445,593
		3,316,839

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Mining—1.67%
683,800	Padaeng Industry Public Co., Ltd.	734,536

Packaging—0.55%
2,412,800	Multibax Public Co., Ltd.	242,672

Personal Products—1.24%
2,957,200	DSG International (Thailand) Public Co., Ltd.	545,908

Petrochemicals—3.32%
322,400	PTT Chemical Public Co., Ltd.	1,077,444
1,543,400	Vinythai Public Co., Ltd.	383,163
		1,460,607
Property Development—14.22%
113,500	Ascon Construction Public Co., Ltd.	23,120
2,000,000	Asian Property Development Public Co., Ltd.	477,421
700,000	Central Pattana Public Co., Ltd.	629,400
6,882,800	L.P.N. Development Public Co., Ltd.	1,708,717
1,000,000	Land and House Public Co., Ltd.	310,324
474,700	Preuksa Real Estate Public Co., Ltd.	151,088
8,992,500	Quality Houses Public Co., Ltd.	784,226
1,423,200	Rojana Industrial Park Public Co., Ltd.	729,293
1,104,000	Sammakorn Public Co., Ltd.	75,899
5,105,600	Thai Industrial & Engineering Service Public Co., Ltd.	243,752
4,973,000	TRC Construction Public Co., Ltd.	1,123,795
		6,257,035
Transportation—0.86%
486,300	Bangkok Expressway Public Co., Ltd.	314,203
400,000	Eternity Grand Logistics Public Co., Ltd.	62,128
		376,331

Total Common Stocks (Cost—$32,391,223)		42,505,473

SHORT-TERM INVESTMENTS—4.46%

Principal Amount (000)			Value
THAI BAHT SAVINGS ACCOUNT—3.68%
50,943	Bangkok Bank Savings Account, 0.5%, due 4/1/08		1,621,408

U.S. DOLLAR TIME DEPOSIT—0.21%
93	Bank of New York, 0.05%, due 4/1/08		93,321

U.S. TREASURY BILL—0.57%
250	U.S. Treasury Bill, 1.97%, due 5/15/08		249,409

Total Short-Term Investments (Cost—$1,969,856)			1,964,138

Total Investments—101.06% (Cost—$34,361,079)			44,469,611

Liabilities in excess of other assets—(1.06%)			(467,265)

NET ASSETS	(Applicable to 3,163,037 shares of capital stock outstanding; equivalent to $13.91 per share)	100.00%	$44,002,346

2

* Non-income producing securities.

For federal income tax purposes, the cost of securities owned at March 31, 2008 was $32,413,395, excluding short-term interest bearing investments.  At March 31, 2008, the net unrealized appreciation on investments, excluding short-term securities, of $10,092,076  was composed of gross appreciation of $10,689,626 for those investments having an excess of value over cost, and gross depreciation of $597,550 for those investments having an excess of cost over value.

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Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thai Capital Fund, Inc.

By	\s\John J. O’Keefe
John J. O’Keefe, Vice President and Treasurer

Date: April 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\John J. O’Keefe	Date: April 8, 2008
John J. O’Keefe, Vice President and Treasurer

\s\ Masamichi Yokoi	Date: April 8, 2008
Masamichi Yokoi, Chairman